Subsequent events	6 Months Ended
Sep. 30, 2020
Subsequent Events [Abstract]
Subsequent Events
21. Subsequent events
Share consolidation of MHFG’s common stock
On June 25, 2020, a
1-for-10
share consolidation was approved at the Ordinary General Meeting of Shareholders. It became effective on October 1, 2020 based on the shares owned by the shareholders recorded in the shareholder register as of September 30, 2020. For additional information, see Note 1 “Basis of presentation.”
Transition from defined benefit pension plan to defined contribution pension plan
MHFG and certain domestic subsidiaries changed their defined benefit pension plans including partial transition from the defined benefit pension plans to the defined contribution pension plans, effective as of October 1, 2020. This partial transition constitutes a settlement under ASC 715 and any gain or loss is required to be recognized in the consolidated results of operations once settlement criteria are met. As a result of the settlement, the benefit obligations and the plan assets decreased by ¥22 billion and ¥24 billion, respectively.